Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-108715
Entity Registrant Name	Joway Health Industries Group Inc.
Entity Central Index Key	0001263364
Entity Tax Identification Number	98-0221494
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	600 South 3rd Street
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89101
City Area Code	702
Local Phone Number	384-1990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false